NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Computation of net loss per common share
Net loss (in dollars)	$ (18,771)	$ (4,472)	$ (10,343)	$ (4,325)
Weighted-average shares used to compute basic and diluted net loss per share	9,346	7,971	8,024	7,600
Basic and diluted net loss per share (in dollars per share)	$ (2.01)	$ (0.56)	$ (1.29)	$ (0.57)
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)	7,836	23,443	25,576	19,610
Convertible preferred stock
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)		19,479	19,479	16,546
Employee stock options
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)	7,405	3,261	5,830	2,797
Shares subject to repurchase
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)	380	436
Restricted stock units (RSUs)
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)	51
Convertible preferred stock warrants
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders
Anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders (in shares)		267	267	267